Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Cash flows provided by (used in) operating activities
Net income		$ 3,100	$ 2,171
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		568	573
Amortization and impairment	[1]	301	286
Stock options and restricted shares expense		12	2
Deferred income taxes		144	82
Losses (gains) from debt securities measured at FVOCI and amortized cost		(42)	(13)
Net losses (gains) on disposal of property and equipment		1	(3)
Other non-cash items, net		387	(491)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(5,146)	5,218
Loans, net of repayments		(3,664)	(10,097)
Deposits, net of withdrawals		6,495	16,377
Obligations related to securities sold short		(3,433)	(864)
Accrued interest receivable		188	197
Accrued interest payable		(300)	(419)
Derivative assets		156	(2,130)
Derivative liabilities		222	4,183
Securities measured at FVTPL		(5,032)	(13,253)
Other assets and liabilities measured/designated at FVTPL		1,560	684
Current income taxes		(466)	(253)
Cash collateral on securities lent		2,637	917
Obligations related to securities sold under repurchase agreements		8,633	17,483
Cash collateral on securities borrowed		(2,112)	(1,581)
Securities purchased under resale agreements		757	(2,422)
Other, net		(7,116)	(5,292)
Net cash flows provided by (used in) operating activities		(2,150)	11,355
Cash flows provided by (used in) financing activities
Redemption/repurchase/maturity of subordinated indebtedness			(55)
Issue of preferred shares and limited recourse capital notes, net of issuance cost		966	689
Redemption of preferred shares			(300)
Issue of common shares for cash		111	72
Purchase of common shares for cancellation		(1,003)	(320)
Net sale (purchase) of treasury shares		(24)	4
Dividends and distributions paid		(1,095)	(1,002)
Repayment of lease liabilities		(72)	(80)
Other, net		(17)	(5)
Net cash flows provided by (used in) financing activities		(1,134)	(997)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(32,171)	(17,966)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		14,831	5,519
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		19,570	7,134
Net sale (purchase) of property, equipment and software		(246)	(193)
Net cash flows provided by (used in) investing activities		1,984	(5,506)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(82)	113
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		(1,382)	4,965
Cash and non-interest-bearing deposits with banks at beginning of period		12,379	8,565
Cash and non-interest-bearing deposits with banks at end of period	[2]	10,997	13,530
Cash interest paid		7,794	9,337
Cash interest received		11,588	12,472
Cash dividends received		402	444
Cash income taxes paid		$ 723	$ 830

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Includes restricted cash of $533 million (January 31, 2025: $489 million) and interest-bearing demand deposits with Bank of Canada.